Share based compensation - JSOP 2016 and SOP 2019 narrative (Details)		12 Months Ended
	Apr. 12, 2019	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€) item € / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payment expense recognized		€ 21,600,000
JSOP 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options exercised		5,701,996
Outstanding vested options | shares		919,733
Total share-based payment expense recognized		€ 3,500,000	€ 28,400,000
SOP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payment expense recognized		€ 100,000
Number of shares per option | shares		1	1
Exercise price, share options granted | € / shares		€ 1.00	€ 1
Options waiting period		4 years	4 years
Options exercise period		7 years
Minimum growth to exercise options (as a percent)		10.00%	10.00%
Number of tranches | item			1
SOP 2019 | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years	4 years
SOP 2019 | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		4 years
Option forfeiture period			6 months
Termination forfeiture period	4 years